Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

Figures in million – SA rand	2022	2021	2020
Cash at the bank, on hand and cash equivalents	26,076	30,292	20,240
Total cash and cash equivalents	26,076	30,292	20,240